AFKSUM6/13

SUPPLEMENT DATED JUNE 10, 2013 TO THE

SUMMARY PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2013, as revised on June 10, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Africa Index ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

As stated in the Supplements dated April 18, 2013 and May 1, 2013 to the Summary Prospectus of the Trust, the Board of Trustees of the Trust approved a change to the Market Vectors Africa Index ETF’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones Africa Titans 50 IndexSM. Effective on or about June 21, 2013, the Market Vectors Africa Index ETF will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® GDP Africa Index (the “Africa Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Effective at the time of the investment objective change, the Market Vectors Africa Index ETF’s current investment policy to normally invest at least 80% of its total assets in equity securities, which may include depositary receipts, of companies (i) domiciled in Africa, (ii) primarily listed on an exchange in Africa or (iii) that generate at least 50% of their revenues in Africa will be replaced with the following investment policy: the Market Vectors Africa Index ETF normally invests at least 80% of its total assets in securities that comprise the Market Vectors Africa Index ETF’s benchmark index. The Africa Index is comprised of African companies. The Africa Index includes local listings of companies that are incorporated in Africa and offshore listings of companies incorporated outside of Africa but that generate at least 50% of their revenues (or, in certain circumstances, have at least 50% of their assets) in Africa. The weighting of each country in the Africa Index is determined by the size of its gross domestic product (“GDP”) relative to the GDPs of the other countries represented in the Index.

In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Africa Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

All references to the Dow Jones Africa Titans 50 IndexSM, except for references in the performance tables, will be deleted and replaced with the Market Vectors® GDP Africa Index.

Please retain this supplement for future reference.

MESSUM6/13

SUPPLEMENT DATED JUNE 10, 2013 TO THE

SUMMARY PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2013, as revised on June 10, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Gulf States Index ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

As stated in the Supplements dated April 18, 2013 and May 1, 2013 to the Summary Prospectus of the Trust, the Board of Trustees of the Trust approved a change to the Market Vectors Gulf States Index ETF’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones GCC Titans 40 IndexSM. Effective on or about June 21, 2013, the Market Vectors Gulf States Index ETF will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® GDP GCC Index (the “GCC Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Effective at the time of the investment objective change, the Market Vectors Gulf States Index ETF’s current investment policy to normally invest at least 80% of its total assets in equity securities, which may include depositary receipts, of companies (i) belonging to the Gulf Cooperation Council (the “GCC”), (ii) primarily listed on an exchange in countries belonging to the GCC or (iii) that generate at least 50% of their revenues in countries belonging to the GCC will be replaced with the following investment policy: the Market Vectors Gulf States Index ETF normally invests at least 80% of its total assets in securities that comprise the Market Vectors Gulf States Index ETF’s benchmark index. The GCC Index is comprised of GCC companies. The GCC Index includes local listings of companies that are incorporated in the GCC and offshore listings of companies incorporated outside of the GCC but that generate at least 50% of their revenues (or, in certain circumstances, have at least 50% of their assets) in the GCC. The weighting of each country in the GCC Index is determined by the size of its GDP relative to the GDPs of the other countries represented in the Index.

In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Funds to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The GCC Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

All references to the Dow Jones GCC Titans 40 IndexSM , except for references in the performance tables, will be deleted and replaced with the Market Vectors® GDP GCC Index.

Please retain this supplement for future reference.

MVINTLPROSUP613

SUPPLEMENT DATED JUNE 10, 2013 TO THE

PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2013, as revised on June 10, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Africa Index ETF and Market Vectors Gulf States Index ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

As stated in the Supplements dated April 18 and May 1 to the Prospectus of the Trust, the Board of Trustees of the Trust has approved a change to the Market Vectors Africa Index ETF’s and Market Vectors Gulf States Index ETF’s investment objectives of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones Africa Titans 50 IndexSM and Dow Jones GCC Titans 40 IndexSM, respectively. Effective on or about June 21, 2013, the Market Vectors Africa Index ETF and Market Vectors Gulf States Index ETF will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® GDP Africa Index (the “Africa Index”) and Market Vectors® GDP GCC Index (the “GCC Index”), respectively. The Funds’ investment objectives are not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Effective at the time of the investment objective change, the Market Vectors Africa Index ETF’s current investment policy to normally invest at least 80% of its total assets in equity securities, which may include depositary receipts, of companies (i) domiciled in Africa, (ii) primarily listed on an exchange in Africa or (iii) that generate at least 50% of their revenues in Africa will be replaced with the following investment policy: the Market Vectors Africa Index ETF normally invests at least 80% of its total assets in securities that comprise the Market Vectors Africa Index ETF’s benchmark index. The Africa Index is comprised of African companies. The Africa Index includes local listings of companies that are incorporated in Africa and offshore listings of companies incorporated outside of Africa but that generate at least 50% of their revenues (or, in certain circumstances, have at least 50% of their assets) in Africa. The weighting of each country in the Africa Index is determined by the size of its gross domestic product (“GDP”) relative to the GDPs of the other countries represented in the Index.

Effective at the time of the investment objective change, the Market Vectors Gulf States Index ETF’s current investment policy to normally invest at least 80% of its total assets in equity securities, which may include depositary receipts, of companies (i) belonging to the Gulf Cooperation Council (the “GCC”), (ii) primarily listed on an exchange in countries belonging to the GCC or (iii) that generate at least 50% of their revenues in countries belonging to the GCC will be replaced with the following investment policy: the Market Vectors Gulf States Index ETF normally invests at least 80% of its total assets in securities that comprise the Market Vectors Gulf States Index ETF’s benchmark index. The GCC Index is comprised of GCC companies. The GCC Index includes local listings of companies that are incorporated in the GCC and offshore listings of companies incorporated outside of the GCC but that generate at least 50% of their revenues (or, in certain circumstances, have at least 50% of their assets) in the GCC. The weighting of each country in the GCC Index is determined by the size of its GDP relative to the GDPs of the other countries represented in the Index.

In connection with these changes, the Funds may experience additional portfolio turnover, which may cause the Funds to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Africa Index and GCC Index are published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

All references to the Dow Jones Africa Titans 50 IndexSM and Dow Jones GCC Titans 40 IndexSM , except for references in the performance tables, will be deleted and replaced with the Market Vectors® GDP Africa Index and the Market Vectors® GDP GCC Index, respectively.

Please retain this supplement for future reference.